LEASES - Components of Lease Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease cost:
Operating lease cost	$ 33.0	$ 28.6
Short-term lease cost	4.2	3.3
Sublease income	(0.2)	(0.2)
Total lease cost	$ 37.0	$ 31.7